Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 772,823		¥ 363,746
Restricted cash	75,343		75,287
Short term investments (Note 2(d))	1,554,060		2,498,730
Accounts receivable, net of allowance for doubtful accounts of RMB20,198 and RMB21,241 (US$3,089) as of December 31, 2017 and 2018, respectively (Note 2(e))	508,474		515,194
Insurance premium receivables	5,267		4,325
Other receivables, net (Note 4)	86,150		631,381
Other current assets	58,990		43,864
Total current assets	3,061,107		4,132,527
Non-current assets:
Property, plant, and equipment, net (Note 5)	37,934		26,075
Goodwill, net (Note 6)	109,869		109,869
Intangible assets, net (Note 2(g))	1,264		17,210
Deferred tax assets (Note 11)	9,320		2,091
Investments in affiliates (Note 7)	587,517		404,783
Other non-current assets (Note 2(j))	59,600		45,187
Total non-current assets	805,504		605,215
Total assets	3,866,611		4,737,742
Current liabilities:
Accounts payable	332,685		203,024
Insurance premium payables	15,248		9,553
Other payables and accrued expenses (Including refundable share rights deposits of the consolidated VIE of RMB8,184 as of December 31, 2018) (Note 9)	254,824		241,894
Accrued payroll	97,637		77,424
Income taxes payable	205,189		129,965
Total current liabilities	905,583		661,860
Non-current liabilities:
Other tax liabilities (Note 11)	70,350		70,350
Deferred tax liabilities (Note 11)	5,624		17,139
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB138,328 as of December 31, 2018) (Note 18)	138,328
Total non-current liabilities	214,302		87,489
Total liabilities	1,119,885		749,349
Commitments and contingencies (Note 16)
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,273,475,604 as of December 31, 2017 and 2018, respectively) (Note 12)	9,583		9,571
Treasury stock (Note 19)	(1,156)
Additional paid-in capital	437,176		2,429,559
Statutory reserves (Note 14)	480,881		311,038
Retained earnings	1,799,989		1,468,708
Accumulated other comprehensive loss	(93,290)		(93,108)
Subscription receivables (Note 2(m))			(248,717)
Total shareholders’ equity	2,633,183		3,877,051
Noncontrolling interests	113,543		111,342
Total equity	2,746,726		3,988,393
Total liabilities and shareholders’ equity	¥ 3,866,611		4,737,742
USD
Current assets:
Cash and cash equivalents | $		$ 112,403
Restricted cash | $		10,958
Short term investments (Note 2(d)) | $		226,029
Accounts receivable, net of allowance for doubtful accounts of RMB20,198 and RMB21,241 (US$3,089) as of December 31, 2017 and 2018, respectively (Note 2(e)) | $		73,955
Insurance premium receivables | $		766
Other receivables, net (Note 4) | $		12,530
Other current assets | $		8,580
Total current assets | $		445,221
Non-current assets:
Property, plant, and equipment, net (Note 5) | $		5,517
Goodwill, net (Note 6) | $		15,980
Intangible assets, net (Note 2(g)) | $		184
Deferred tax assets (Note 11) | $		1,356
Investments in affiliates (Note 7) | $		85,451
Other non-current assets (Note 2(j)) | $		8,668
Total non-current assets | $		117,156
Total assets | $		562,377
Current liabilities:
Accounts payable | $		48,387
Insurance premium payables | $		2,218
Other payables and accrued expenses (Including refundable share rights deposits of the consolidated VIE of RMB8,184 as of December 31, 2018) (Note 9)		37,063
Accrued payroll | $		14,201
Income taxes payable | $		29,844
Total current liabilities | $		131,713
Non-current liabilities:
Other tax liabilities (Note 11) | $		10,232
Deferred tax liabilities (Note 11) | $		818
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB138,328 as of December 31, 2018) (Note 18)		20,119
Total non-current liabilities | $		31,169
Total liabilities | $		162,882
Commitments and contingencies (Note 16) | $
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,273,475,604 as of December 31, 2017 and 2018, respectively) (Note 12) | $		1,394
Treasury stock (Note 19) | $		(168)
Additional paid-in capital | $		63,584
Statutory reserves (Note 14) | $		69,941
Retained earnings | $		261,798
Accumulated other comprehensive loss | $		(13,568)
Subscription receivables (Note 2(m)) | $
Total shareholders’ equity | $		382,981
Noncontrolling interests | $		16,514
Total equity | $		399,495
Total liabilities and shareholders’ equity | $		$ 562,377